CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Third-parties:
Advertising service revenue	$ 102,311,166	$ 114,741,386	$ 179,415,668
Advertising equipment revenue	187,609	178,914	1,558,764
Total third-parties revenues	102,498,775	114,920,300	180,974,432
Related parties:
Advertising service revenue	806,127
Advertising equipment revenue	1,436,446	747,550	219,918
Total related-parties revenue	2,242,573	747,550	219,918
Total revenues	104,741,348	115,667,850	181,194,350
Third-parties:
Advertising service cost	90,310,455	121,374,431	127,057,954
Advertising equipment cost	212,304	125,458	1,339,536
Total third-parties cost of revenues	90,522,759	121,499,889	128,397,490
Related parties:
Advertising equipment cost	300,791	219,833	154,491
Total cost of revenues	90,823,550	121,719,722	128,551,981
Gross profit (loss)	13,917,798	(6,051,872)	52,642,369
Operating expenses:
Selling and marketing expenses	27,274,981	42,979,527	44,916,460
General and administrative expenses	9,336,373	18,676,539	13,207,064
Impairment loss on intangible assets and goodwill		178,814,411
Contingent loss in connection with a litigation	2,149,903	5,993,145	3,375,000
Other operating expenses			2,140,655
Total operating expenses	38,761,257	246,463,622	63,639,179
Government grant	2,783,085	756,757	0
Share of profits (losses) from equity method investees	(76,412)	45,509	230,280
Dividend income from other investments	128,611	162,100	142,265
Other operating income	1,307		175,903
Operating loss	(22,006,868)	(251,551,128)	(10,448,362)
Interest income	418,736	696,292	1,711,117
Interest expense	(1,425,625)	(2,614,543)	(4,716,577)
Other expenses	(669,018)	(605,958)	42,153
Net loss before income taxes	(23,682,775)	(254,075,337)	(13,411,669)
Income tax benefits (expenses)	(373,584)	7,547,421	793,415
Net loss	(24,056,359)	(246,527,916)	(12,618,254)
Net loss attributable to noncontrolling interest	88,489	118,724	114,962
Net loss attributable to VisionChina Media Inc. shareholders	(23,967,870)	(246,409,192)	(12,503,292)
Net loss per share:
Basic (in dollars per share)	$ (0.24)	$ (2.43)	$ (0.12)
Diluted (in dollars per share)	$ (0.24)	$ (2.43)	$ (0.12)
Weighted average shares used in computation of net loss per share:
Basic (in shares)	101,495,442	101,351,222	102,047,412
Diluted (in shares)	101,495,442	101,351,222	102,047,412
Share-based compensation expenses during the related periods included in:
Share-based compensation expenses	842,290	668,654	817,673
Cost of revenues
Share-based compensation expenses during the related periods included in:
Share-based compensation expenses	73,225	52,824	58,836
Selling and marketing expenses
Share-based compensation expenses during the related periods included in:
Share-based compensation expenses	379,246	394,719	447,767
General and administrative expenses
Share-based compensation expenses during the related periods included in:
Share-based compensation expenses	$ 389,819	$ 221,111	$ 311,070